Limited Duration Portfolio (Prospectus Summary): | Limited Duration Portfolio

Prospectus Supplement

May 10, 2010

Morgan Stanley Institutional Fund Trust

Supplement dated May 10, 2011 to the Morgan Stanley Institutional Fund Trust Prospectus dated January 31, 2011 of:

Limited Duration Portfolio

The following disclosure is hereby added as the first sentence of the third paragraph in the section of the Prospectus titled "Portfolio Summary—Principal Investment Strategies":

The Portfolio may invest in high yield securities (commonly referred to as "junk bonds").

The following disclosure is hereby added following the third paragraph in the section of the Prospectus titled "Fund Summary—Principal Risks":

• High Yield Securities. The Portfolio's investments in high yield securities expose it to a substantial degree of credit risk. High yield securities may be issued by companies that are restructuring, are smaller and less creditworthy or are more highly indebted than other companies, and therefore they may have more difficulty making scheduled payments of principal and interest. High yield securities may experience reduced liquidity, and sudden and substantial decreases in price.

Please retain this supplement for future reference.

  IFTFISPT 5/11

The following disclosure is hereby added as the first sentence of the third paragraph in the section of the Prospectus titled "Portfolio Summary—Principal Investment Strategies":
The Portfolio may invest in high yield securities (commonly referred to as "junk bonds").
The following disclosure is hereby added following the third paragraph in the section of the Prospectus titled "Fund Summary—Principal Risks":

• High Yield Securities. The Portfolio's investments in high yield securities expose it to a substantial degree of credit risk. High yield securities may be issued by companies that are restructuring, are smaller and less creditworthy or are more highly indebted than other companies, and therefore they may have more difficulty making scheduled payments of principal and interest. High yield securities may experience reduced liquidity, and sudden and substantial decreases in price.